UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    November 12, 2009


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         72

Form 13F Information Table Value Total:      1,377,721



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE


					Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer					Class	CUSIP		* $1000		PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None


ALCOA 5.25% 3/15/14			CB	013817AT8	17,907		8,150,000  	PRN		SOLE		8,150,000
BARRICK GOLD CORP			CS	067901108	2,274		60,000	   	SH		SOLE		60,000
American Eagle Outfitters Inc		CS	02553E106	422		25,000	   	SH		SOLE		25,000
ALLERGAN INC				CS	018490102	1,726		30,400	   	SH		SOLE		30,400
AK STEEL HOLDING CORP			CS	001547108	1,776		90,000	   	SH		SOLE		90,000
AMGEN INC 0.125% 2/11			CB	031162AN0	29,921		30,000,000 	PRN		SOLE		30,000,000
ANADARKO PETROLEUM CORP			CS	032511107	1,882		30,000	   	SH		SOLE		30,000
BHP-BILLITON PLC ADR			CS	05545E209	1,449		26,300	   	SH		SOLE		26,300
BRANDYWINE OPER PRTNRSHIP 3.875% 10/26	CB	105340AH6	8,641		9,000,000  	PRN		SOLE		9,000,000
Baker Hughes Inc			CS	057224107	926		21,700	   	SH		SOLE		21,700
BROCADE COMMUNICATIONS SYSTEMS		OP	111621306	1,771		225,000	   		PUT	SOLE		225,000
BROCADE COMMUNICATIONS SYSTEMS		CS	111621306	3,083		391,700		SH		SOLE		391,700
PEABODY ENERGY CORP			CS	704549104	837		22,500		SH		SOLE		22,500
Boston PPTYS LTD PRTNR 2.875% 2/37	CB	10112RAK0	37,128		38,500,000	PRN		SOLE		38,500,000
CITIGROUP INC				CS	172967101	130,454		26,953,375	SH		SOLE		26,953,375
CONTINENTAL AIRLINES CL B		CS	210795308	2,666		162,151		SH		SOLE		162,151
Cameron International Corp		CS	13342B105	5,881		155,500		SH		SOLE		155,500
Brink's Home Security Holdings		CS	109699108	7,082		230,021		SH		SOLE		230,021
CITRIX SYSTEMS INC			CS	177376100	302		7,700		SH		SOLE		7,700
COVANTA HOLDING CORP			CS	22282E102	3,513		206,633		SH		SOLE		206,633
Corrections Corp of America		CS	22025Y407	1,133		50,000		SH		SOLE		50,000
DECKERS OUTDOOR CORP			CS	243537107	1,303		15,353		SH		SOLE		15,353
DEUTSHE TELEKOM 			CS	251566105	13,187		965,398		SH		SOLE		965,398
DEVON ENERGY CORP			OC	25179M103	10,099		150,000			CALL	SOLE		150,000
ENERGY INFRASTRUCTURE			CS	29269P109	7		89,041		SH		SOLE		89,041
ELECTRONIC ARTS INC			CS	285512109	666		35,000		SH		SOLE		35,000
SAPPHIRE INDUSTRIALS CORP		CS	80306T109	5,853		590,000		SH		SOLE		590,000
MARKET VECTORS ETF TR GOLD MINER ETF	CS	57060U100	1,585		35,000		SH		SOLE		35,000
GLOBAL CONSUMER ACQUISITION		CS	378983100	2,021		206,200		SH		SOLE		206,200
GAMESTOP CORP-CLASS A			CS	36467W109	4,426		167,200		SH		SOLE		167,200
Hess Corp				CS	42809H107	961		17,980		SH		SOLE		17,9800
INTEL CORP				CS	458140100	1,978		101,170		SH		SOLE		101,170
LIBERTY ACQUISTION HOLDINGS		CS	53015Y107	4,263		435,000		SH		SOLE		435,000
LIBERTY MEDIA CORP			CS	53071M500	16,114		518,300		SH		SOLE		518,300
LORILLARD INC				CS	544147101	4,978		67,000		SH		SOLE		67,000
LOUISIANA-PACIFIC CORP			CS	546347105	1,824		273,404		SH		SOLE		273,404
LUFKIN INDUSTRIES			CS	549764108	796		15,000		SH		SOLE		15,000
McGraw-Hill Cos Inc			CS	580645109	1,006		40,000		SH		SOLE		40,000
MARTIN MARIETTA MATERIALS		CS	573284106	2,000		21,722		SH		SOLE		21,722
MOTOROLA INC				CS	620076109	3,304		384,625		SH		SOLE		384,625
ARCELORMITTAL SA LUXEMBOURG 5% 5/015/14	CB	03938LAK0	722		500,000		PRN		SOLE		500,000
MARVEL ENTERTAINMENT INC		CS	57383T103	19,624		395,479		SH		SOLE		395,479
MYLAN LABORATORIES			CS	628530107	5,776		360,796		SH		SOLE		360,796
MYLAN 6.5% PFD 11/15/10			PS	628530206	21,860		21,327		SH		SOLE		21,327
NAVISTAR INTERNATIONAL CORP		CS	63934E108	1,242		33,200		SH		SOLE		33,200
Nuance Communications Inc		CS	67020Y100	1,825		121,990		SH		SOLE		121,990
Nexen Inc				CS	65334H102	2,230		98,783		SH		SOLE		98,783
PEPSI BOTTLING GROUP			CS	713409100	1,057		29,000		SH		SOLE		29,000
PFIZER INC				CS	717081103	39,146		2,365,321	SH		SOLE		2,365,321
PIONEER NAT RES CO NOTE  2.875% 1/1	CB	723787AH0	8,655		8,957,000	PRN		SOLE		8,957,000
QWEST COMMUNICATIONS			CS	749121109	2,959		776,508		SH		SOLE		776,508
TRANSOCEAN INC	1.625% 12/37		CB	893830AU3	9,863		10,000,000	PRN		SOLE		10,000,000
TRANSOCEAN INC	1.5%   12/37		CB	893830AV1	87,722		90,500,000	PRN		SOLE		90,500,000
TRANSOCEAN INC	1.5%   12/37		CB	893830aw9	9,515		10,000,000	PRN		SOLE		10,000,000
SCHERING-PLOUGH CORP			CS	806605101	248,876		8,809,776	SH		SOLE		8,809,776
SPDR TRUST SERIES 1			CS	78462F103	10,559		100,000		SH		SOLE		100,000
SIMPSON MANUFACTURING			CS	829073105	505		20,000		SH		SOLE		20,000
Triplecrown Acquisition Corp		CS	89677G109	7,180		740,200		SH		SOLE		740,200
TERADATA CORP				CS	88076W103	275		10,000		SH		SOLE		10,000
TEVA PHARMACEUTICAL			CS	881624209	5,825		115,200		SH		SOLE		115,200
TIBCO SOFTWARE INC			CS	88632Q103	565		59,500		SH		SOLE		59,500
TAKE-TWO INTERACTIVE SOFTWARE		CS	874054109	907		80,900		SH		SOLE		80,900
TRIAN ACQUISITION CORP			CS	89582E108	2,656		273,000		SH		SOLE		273,000
UNITED DOM RLTY 3.625% 9/11		CB	910197AM4	11,528		12,000,000	PRN		SOLE		12,000,000
UNITED REFINING ENERGY CORP		CS	911360105	4,175		419,600		SH		SOLE		419,600
VALE SA	ADR				CS	91912E105	2,313		100,000		SH		SOLE		100,000
VULCAN MATERIALS CO			CS	929160109	3,185		58,900		SH		SOLE		58,900
WABASH NATIONAL				CS	929566107	57		20,805		SH		SOLE		20,805
REIS INC				CS	75936P105	4,604		847,870		SH		SOLE		847,870
WYETH					CS	983024100	490,071		10,087,925	SH		SOLE		10,087,925
US STEEL CORP 4% 5/15/14		CB	912909AE8	20,652		13,000,000	PRN		SOLE		13,000,000
Ishares MSCI EMERGING MKTS		OC	464287234	14,447		371,300			CALL	SOLE		371,300
								1,377,721















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